Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - Community Development and Tax Advantaged Investments [Member] - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Investment carrying amount	$ 5,009	$ 5,257
Unfunded capital and other commitments	2,477	2,499
Maximum exposure to loss	$ 10,373	$ 9,436